UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: January 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS

EQUITY TRUST

LEGG MASON CLEARBRIDGE

MID CAP CORE FUND

FORM N-Q

JANUARY 31, 2011

LEGG MASON CLEARBRIDGE MID CAP CORE FUND

Schedule of investments (unaudited)	January 31, 2011

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.4%
CONSUMER DISCRETIONARY - 13.5%
Hotels, Restaurants & Leisure - 1.2%
Bally Technologies Inc.	225,000	$9,209,250	*

Household Durables - 6.1%
Jarden Corp.	540,000	18,306,000
Mohawk Industries Inc.	185,000	10,276,750	*
Toll Brothers Inc.	285,000	5,768,400	*
Whirlpool Corp.	150,000	12,825,000

Total Household Durables		47,176,150

Specialty Retail - 6.2%
J. Crew Group Inc.	250,000	10,855,000	*
Jos. A. Bank Clothiers Inc.	315,000	13,459,950	*
Ross Stores Inc.	225,000	14,670,000
Tractor Supply Co.	168,000	8,620,080

Total Specialty Retail		47,605,030

TOTAL CONSUMER DISCRETIONARY		103,990,430

CONSUMER STAPLES - 2.9%
Food & Staples Retailing - 2.9%
Casey’s General Stores Inc.	280,000	11,897,200
Pantry Inc.	615,000	10,252,050	*

TOTAL CONSUMER STAPLES		22,149,250

ENERGY - 9.0%
Energy Equipment & Services - 5.6%
Complete Production Services Inc.	325,000	9,080,500	*
ION Geophysical Corp.	650,000	6,181,500	*
Noble Corp.	250,000	9,562,500
Oceaneering International Inc.	107,000	8,263,610	*
Oil States International Inc.	140,000	9,486,400	*

Total Energy Equipment & Services		42,574,510

Oil, Gas & Consumable Fuels - 3.4%
Northern Oil and Gas Inc.	183,200	5,050,824	*
Peabody Energy Corp.	200,000	12,684,000
Petrohawk Energy Corp.	425,000	8,521,250	*

Total Oil, Gas & Consumable Fuels		26,256,074

TOTAL ENERGY		68,830,584

FINANCIALS - 16.8%
Capital Markets - 4.8%
Invesco Ltd.	550,000	13,607,000
Och-Ziff Capital Management Group	675,000	10,840,500
TD Ameritrade Holding Corp.	613,000	12,517,460

Total Capital Markets		36,964,960

Commercial Banks - 3.2%
Comerica Inc.	300,000	11,460,000
Signature Bank	250,000	13,060,000	*

Total Commercial Banks		24,520,000

Insurance - 5.2%
Arch Capital Group Ltd.	153,000	13,502,250	*
PartnerRe Ltd.	150,000	12,282,000
XL Group PLC	627,000	14,370,840

Total Insurance		40,155,090

Real Estate Investment Trusts (REITs) - 2.2%
Alexandria Real Estate Equities Inc.	151,000	11,633,040
Health Care REIT Inc.	102,000	5,006,160

Total Real Estate Investment Trusts (REITs)		16,639,200

Thrifts & Mortgage Finance - 1.4%
People’s United Financial Inc.	800,000	10,328,000

TOTAL FINANCIALS		128,607,250

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE MID CAP CORE FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2011

SECURITY	SHARES	VALUE
HEALTH CARE - 13.1%
Biotechnology - 3.4%
Onyx Pharmaceuticals Inc.	375,000	$13,231,875	*
Regeneron Pharmaceuticals Inc.	270,000	9,093,600	*
Vanda Pharmaceuticals Inc.	500,000	4,005,000	*

Total Biotechnology		26,330,475

Health Care Providers & Services - 5.4%
AmerisourceBergen Corp.	400,000	14,344,000
Magellan Health Services Inc.	246,000	11,908,860	*
Mednax Inc.	230,000	15,214,500	*

Total Health Care Providers & Services		41,467,360

Pharmaceuticals - 4.3%
Elan Corp. PLC, ADR	640,000	4,320,000	*
Shire PLC, ADR	175,000	13,879,250
Warner Chilcott PLC, Class A Shares	600,000	14,394,000

Total Pharmaceuticals		32,593,250

TOTAL HEALTH CARE		100,391,085

INDUSTRIALS - 15.6%
Aerospace & Defense - 1.3%
L-3 Communications Holdings Inc.	128,000	10,016,000

Air Freight & Logistics - 1.6%
UTI Worldwide Inc.	550,000	12,045,000

Airlines - 1.2%
Allegiant Travel Co.	200,000	9,308,000

Commercial Services & Supplies - 1.5%
Cintas Corp.	400,000	11,224,000

Construction & Engineering - 6.3%
Aecom Technology Corp.	540,000	15,805,800	*
MasTec Inc.	800,000	12,176,000	*
Quanta Services Inc.	355,000	8,424,150	*
Shaw Group Inc.	325,000	12,275,250	*

Total Construction & Engineering		48,681,200

Electrical Equipment - 1.7%
EnerSys	400,000	13,128,000	*

Machinery - 2.0%
Parker Hannifin Corp.	176,000	15,736,160

TOTAL INDUSTRIALS		120,138,360

INFORMATION TECHNOLOGY - 18.2%
Computers & Peripherals - 1.6%
Seagate Technology PLC	900,000	12,600,000	*

Internet Software & Services - 0.9%
Monster Worldwide Inc.	390,000	6,493,500	*

IT Services - 1.7%
Global Payments Inc.	275,000	12,991,000

Semiconductors & Semiconductor Equipment - 6.6%
Cymer Inc.	272,000	13,216,480	*
Lam Research Corp.	175,000	8,730,750	*
Microchip Technology Inc.	250,000	9,117,500
Varian Semiconductor Equipment Associates Inc.	135,000	6,000,750	*
Xilinx Inc.	420,000	13,524,000

Total Semiconductors & Semiconductor Equipment		50,589,480

Software - 7.4%
Amdocs Ltd.	410,000	11,947,400	*
Autodesk Inc.	275,000	11,187,000	*
Blackboard Inc.	257,000	9,987,020	*
Check Point Software Technologies Ltd.	250,000	11,137,500	*
Quest Software Inc.	485,000	12,522,700	*

Total Software		56,781,620

TOTAL INFORMATION TECHNOLOGY		139,455,600

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE MID CAP CORE FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2011

SECURITY	SHARES	VALUE
MATERIALS - 8.5%
Chemicals - 4.0%
Celanese Corp., Series A Shares	266,000	$11,036,340
Rockwood Holdings Inc.	288,000	11,689,920	*
Solutia Inc.	325,000	7,611,500	*

Total Chemicals		30,337,760

Containers & Packaging - 1.7%
Crown Holdings Inc.	400,000	13,344,000	*

Metals & Mining - 2.8%
Agnico-Eagle Mines Ltd.	150,000	10,266,000
Allegheny Technologies Inc.	175,000	11,408,250

Total Metals & Mining		21,674,250

TOTAL MATERIALS		65,356,010

UTILITIES - 1.8%
Electric Utilities - 0.9%
Great Plains Energy Inc.	355,000	6,986,400

Multi-Utilities - 0.9%
Sempra Energy	138,000	7,185,660

TOTAL UTILITIES		14,172,060

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $604,071,567)		763,090,629

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 0.6%
Repurchase Agreement - 0.6%
Interest in $100,000,000 joint tri-party repurchase agreement dated 1/31/11 with RBS Securities Inc.; Proceeds at maturity - $4,256,026; (Fully collateralized by various U.S. government obligations, 2.625% due 8/15/20 to 11/15/20; Market value - $4,341,316) (Cost - $4,256,000)	0.220%	2/1/11	$4,256,000	4,256,000

TOTAL INVESTMENTS - 100.0% (Cost - $608,327,567#)				767,346,629
Other Assets in Excess of Liabilities - 0.0%				105,799

TOTAL NET ASSETS - 100.0%				$767,452,428

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipt

See Notes to Schedule of Investments.

Notes to schedule of investments (unaudited)

1. Organization and significant accounting policies

Legg Mason ClearBridge Mid Cap Core Fund (the “Fund”) is a separate diversified investment series of the Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$763,090,629	—	—	$763,090,629
Short-term investments†	—	$4,256,000	—	4,256,000

Total investments	$763,090,629	$4,256,000	—	$767,346,629

†	See Schedule of Investments for additional detailed categorizations.

Notes to schedule of investments (unaudited) (Cont’d)

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At January 31, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$169,121,887
Gross unrealized depreciation	(10,102,825)

Net unrealized appreciation	$159,019,062

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended January 31, 2011, the Fund did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: March 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: March 22, 2011

By	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: March 22, 2011